Investment in associates (Tables)	12 Months Ended
Dec. 31, 2022
Investment in associates
Investments In Associates
	12-31-2022	12-31-2021
	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	11,958,097	11,895,704
Transportadora de Gas del Mercosur S.A.	199,864	376,991
	12,157,961	12,272,695

Summary Of Share Of The Profit Of Associates
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	159,605	(1,010,740)	291,048
Transportadora de Gas del Mercosur S.A.	(48,071)	39,837	(46,639)
Termoeléctrica José de San Martin S.A. (Note 1.2.a)	-	(73,525)	77,456
Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	-	(55,183)	(2,114)
	111,534	(1,099,611)	319,751